Mineral property, plant and equipment (Tables)	3 Months Ended
Nov. 30, 2022
Mineral Property Plant And Equipment
Schedule of continuity of expenditures on mineral properties

	Construction in progress	Mineral properties	Processing plant and related infrastructure	Machinery and equipment	Other	Total
Cost
As at August 31, 2022	$45,239	$-	$7,076	$1,396	$143	$53,854
Additions	-	822	2,378	21	211	3,432
Transfers(1)	(45,239)	45,239	-	-	-	-
As at November 30, 2022	$-	$46,061	$9,454	$1,417	$354	$57,286
Accumulated depreciation
As at August 31, 2022	$-	$-	$1,566	$619	$35	$2,220
Depreciation	-	112	95	31	71	309
As at November 30, 2022	$-	$112	$1,661	$650	$106	$2,529
Net book value
As at August 31, 2022	$45,239	$-	$5,510	$777	$108	$51,634
As at November 30, 2022	$-	$45,949	$7,793	$767	$248	$54,757
(1)	On November 1, 2022, Buckreef achieved commercial production at which point development expenditures were subject to depreciation.